Income tax - Income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total tax expense
Current income tax expense	₽ (818)	₽ (698)	₽ (871)
Deferred tax benefit/(expense)	(57)		253
Income tax expense for the year	₽ (875)	₽ (698)	₽ (618)